CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-cash warrants exercise	1,404,988	1,190,629
Representative's Warrants
Shares issued on exercise of warrants	73,800	65,399
Non-cash warrants exercise	84,651	84,651